Commitments and contingencies (Details)	Mar. 31, 2017 USD ($)
Other Commitments [Line Items]
2017	$ 317,592
2018	270,820
2019-2021	812,460
Office Space [Member]
Other Commitments [Line Items]
2017	317,592
2018	270,820
2019-2021	$ 812,460